PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Reduction in defined benefit liability			€ 36
Weighted-average maturity of defined benefit obligations				14 years 1 month 6 days	13 years 3 months 18 days
Pension Benefits
Disclosure of defined benefit plans [line items]
Expected contributions to pension and other benefits				€ 32
Other Benefits
Disclosure of defined benefit plans [line items]
Reduction in defined benefit liability	€ 3	€ 2
Expected contributions to pension and other benefits				€ 18
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Increase in actuarial assumption	0.50%			0.50%
Decrease in actuarial assumption	0.50%			0.50%